COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases
Amount
RMB

2017	17,622
2018	14,838
2019	12,888
2020	10,510
2021	8,628
Thereafter	54,241
Total	118,727